As filed with the Securities and Exchange Commission on April 1, 2016
================================================================================
                                            1933 Act Registration No. 333-140895
                                             1940 Act Registration No. 811-22019

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 28                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 31                                                             [X]


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                  First Trust Exchange-Traded AlphaDEX(R) Fund
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 5, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 28

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:


      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 27, as it relates to First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Funds"), each a series of the Registrant, until April 5, 2016. Parts A, B and C of the Registrant's Post-Effective Amendment No. 27 under the Securities Act of 1933 as it relates to the Funds, filed on February 3, 2016, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 1st day of April, 2016.

                                           FIRST TRUST EXCHANGE-TRADED
                                           ALPHADEX(R) FUND


                                           By: /s/ James M. Dykas
                                               ---------------------------------
                                               James M. Dykas, President and
                                               Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                      TITLE                          DATE

                               President and Chief            April 1, 2016
/s/ James M. Dykas             Executive Officer
----------------------------
    James M. Dykas

                               Treasurer, Chief Financial     April 1, 2016
                               Officer and
/s/ Donald P. Swade            Chief Accounting Officer
----------------------------
    Donald P. Swade


                                              )
James A. Bowen*                       Trustee )
                                              )
                                              )
Richard E. Erickson*                  Trustee )
                                              )   BY: /s/ W. Scott Jardine
                                              )       -----------------------
Thomas R. Kadlec*                     Trustee )           W. Scott Jardine
                                              )           Attorney-In-Fact
                                              )           April 1, 2016
Robert F. Keith*                      Trustee )
                                              )
                                              )
Niel B. Nielson *                     Trustee )
                                              )


* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.